Expense Example - FidelityInvestmentGradeBondFund-AMCIZPRO - FidelityInvestmentGradeBondFund-AMCIZPRO - Fidelity Investment Grade Bond Fund	Oct. 30, 2023 USD ($)
Fidelity Advisor Investment Grade Bond Fund - Class A
Expense Example:
1 year	$ 475
3 years	633
5 years	805
10 years	1,305
Fidelity Advisor Investment Grade Bond Fund - Class C
Expense Example:
1 year	256
3 years	483
5 years	834
10 years	1,616
Fidelity Advisor Investment Grade Bond Fund - Class M
Expense Example:
1 year	474
3 years	630
5 years	800
10 years	1,293
Fidelity Advisor Investment Grade Bond Fund - Class I
Expense Example:
1 year	51
3 years	160
5 years	280
10 years	628
Fidelity Advisor Investment Grade Bond Fund - Class Z
Expense Example:
1 year	37
3 years	123
5 years	219
10 years	$ 500